ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2018
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of percentage of ownership in principal subsidiaries, consolidated VIEs and subsidiaries of VIEs

As of December 31, 2018, the Company’s principal subsidiaries, consolidated VIEs and subsidiaries of VIEs are as follows:

	Date of	Place of	Percentage of
	Incorporation/	Incorporation/	Direct or Indirect
	Establishment	Establishment	Economic Interest	Principal Activities
Subsidiaries
Installment (HK) Investment Limited (“Installment HK”)	December 9, 2013	Hong Kong, PRC	100%	Investment holding
Beijing Shijitong Technology Co., Ltd. (“Beijing Shijitong”)	July 1, 2014	Beijing, PRC	100%	Technical support and consulting services
Shenzhen Lexin Software Technology Co., Ltd. (“Shenzhen Lexin Software”)	March 1, 2017	Shenzhen, PRC	100%	Software development
VIEs
Beijing Lejiaxin Network Technology Co., Ltd. (“Beijing Lejiaxin”)	October 25, 2013	Beijing, PRC	100%	Investment holding
Shenzhen Xinjie Investment Co., Ltd. (“Shenzhen Xinjie”)	December 22, 2015	Shenzhen, PRC	100%	Investment holding
Shenzhen Qianhai Dingsheng Asset Management Co., Ltd. (“Qianhai Dingsheng”)	January 13, 2016	Shenzhen, PRC	100%	Financial technology services
Shenzhen Mengtian Technology Co., Ltd. (“Mengtian Technology”)	August 9, 2016	Shenzhen, PRC	100%	Software development
Trust A	August 31, 2017	Shenzhen, PRC	100%	Investment in loans through the Group's Platform and APP
Trust B	December 27, 2017	Shenzhen, PRC	100%	Investment in loans through the Group's Platform and APP
Subsidiaries of the VIEs
Shenzhen Fenqile Network Technology Co., Ltd. (“Shenzhen Fenqile”)	August 15, 2013	Shenzhen, PRC	100%	Online direct sales and online consumer finance
Shenzhen Qianhai Juzi Information Technology Co., Ltd. (“Qianhai Juzi”)	June 26, 2014	Shenzhen, PRC	100%	Online investment platform
Shenzhen Tiqianle Network Technology Co., Ltd. (“Shenzhen Tiqianle”)	January 13, 2016	Shenzhen, PRC	100%	Online direct sales and online consumer finance
Ji’an Fenqile Network Microcredit Co., Ltd. (“Ji’an Microcredit”)	December 2, 2016	Ji'an, PRC	100%	Online consumer credit
Shenzhen Fenqile Trading Co., Ltd. ("Shenzhen Fenqile Trading")	December 30, 2016	Shenzhen, PRC	100%	Online direct sales
Shenzhen Dingsheng Computer Technology Co., Ltd. (“Shenzhen Dingsheng Technology”)	March 23, 2017	Shenzhen, PRC	100%	Financial technology services
Shenzhen Lexin Financing Guarantee Co., Ltd. (“Shenzhen Lexin Financing Guarantee”)	September 14, 2017	Shenzhen, PRC	100%	Financing guarantee services